Other Long-term Assets - Summary of other long-term assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other Long-term Assets
Copyrights, licenses, domain names, trademark and technology	¥ 947,605		¥ 1,412,931
Goodwill	1,855,320		1,855,293	¥ 1,855,394
Long-term receivable	401,069		1,193,662
Non-current deposits	135,183		143,005
Long-term interest receivables	115,877		49,850
Staff housing loans	16,057		17,053
Others	242,293		411,464
Total	¥ 3,713,404	$ 531,009	¥ 5,083,258